Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Contract drilling	$ 1,085,063	$ 1,085,794	$ 745,574
Costs and expenses
Operating expenses	(431,261)	(459,617)	(337,277)
General and administrative expenses	(55,511)	(57,662)	(48,614)
Depreciation expense	(243,457)	(199,337)	(149,465)
Total costs and expenses	(730,229)	(716,616)	(535,356)
Loss from construction contract rescission	(40,155)	0	0
Operating income	314,679	369,178	210,218
Other expense
Costs on interest rate swap termination	0	0	(38,184)
Interest expense	(156,361)	(130,130)	(94,027)
Total interest expense	(156,361)	(130,130)	(132,211)
Costs on extinguishment of debt	0	0	(28,428)
Other expense	(3,217)	(5,171)	(1,554)
Income before income taxes	155,101	233,877	48,025
Income tax expense	(28,871)	(45,620)	(22,523)
Net income	$ 126,230	$ 188,257	$ 25,502
Earnings per common share, basic (in dollars per share)	$ 0.60	$ 0.87	$ 0.12
Weighted-average number of common shares, basic	211,454	217,223	216,964
Earnings per common share, diluted (in dollars per share)	$ 0.60	$ 0.87	$ 0.12
Weighted-average number of common shares, diluted	211,557	217,376	217,421